Consolidated Statements of Comprehensive Loss - CAD ($)		12 Months Ended
		Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
EXPENSES
Consulting fees (Note 9)		$ 150,929	$ 199,066	$ 157,870
Loss (gain) on foreign exchange		(1,790)	(4,859)	22,964
Investor relations			1,772	1,444
Loss on settlement of debt (Note 7)			1,738,603
Office and miscellaneous		58,395	34,273	22,010
Professional fees		54,489	28,240	14,550
Property investigation			30,392
Regulatory		12,984	13,985	19,868
Travel and promotion		35,590	43,134	1,727
Write-off of accounts payable		(25,107)		(45,583)
Net loss from continuing operations		(285,490)	(2,084,606)	(194,850)
Net income from discontinued operations (Note 12)			277,276	120,778
Comprehensive loss for the year		$ (285,490)	$ (1,807,330)	$ (74,072)
Basic and fully diluted loss per share from continuing operations (in CAD per share)		$ (0.01)	$ (0.09)	$ (0.04)
Earnings per share from discontinued operations
Basic earnings per share (in CAD per share)			0.08	0.03
Diluted earnings per share* (in CAD per share)	[1]		$ 0.08	$ 0.03
Weighted average number of common shares outstanding (in shares)		33,862,676	23,389,296	4,491,518

[1]	The Company had no dilutive securities outstanding in any of the years ended January 31, 2018, 2017 and 2016.